COMMITMENTS	9 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 5 - COMMITMENTS

On October 21, 2011, the Company signed an office lease agreement for Brazilian Real 4,300 (US $2,525) per month expiring March 31, 2012. The lease agreement was extended on April 1, 2012 for an additional six months for Brazilian Real 4,859 (US $2,454) per month. The extension expired September 30, 2012 and the lease is currently on a month-to-month basis.

On October 21, 2011 the Company signed an office lease agreement at Brazilian Real 4,300 (US$2,325 at exchange rate on November 30, 2011) per month expiring March 31, 2012.

On October 25, 2012, the Company signed a management agreement with a private company of which the sole director and officer is a partner for Brazilian Real 18,000 (US$9,793 at exchange rate on November 30, 2011) per month.